VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
VARIABLE INTEREST ENTITIES

NOTE 13. VARIABLE INTEREST ENTITIES

The Company has a loan receivable with Peach Health Sublessee. Such agreement creates a variable interest in Peach Health Sublessee that may absorb some or all of the expected losses of the entity. The Company does not consolidate the operating activities of the Peach Health Sublessee as the Company does not have the power to direct the activities that most significantly impact the entities’ economic performance. For more information, see Note 6 – Leases.